ESTIMATION OF FAIR VALUE - Sensitivity analysis of Biological Assets at fair value (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 COP ($) $ / T	Dec. 31, 2017 COP ($) $ / T
Rubber Plantation | Crude palm oil, 5 percent higher [member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / T	1,597	1,620
Value of the biological Effect on profits	$ 44,615	$ 25,366
Profits before taxes	$ 20,457	$ 10,762
Rubber Plantation | Crude palm oil, baseline [member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / T	1,521	1,543
Value of the biological Effect on profits	$ 41,533	$ 24,158
Profits before taxes	$ 17,375	$ 9,554
Rubber Plantation | Crude palm oil, 5 percent lower [member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / T	1,445	1,466
Value of the biological Effect on profits	$ 38,451	$ 22,950
Profits before taxes	$ 14,293	$ 8,346
African Palm Plantation | Crude palm oil, 5 percent higher [member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / T	705	683
Value of the biological Effect on profits	$ 32,786	$ 27,883
Profits before taxes	$ 6,231	$ 5,068
African Palm Plantation | Crude palm oil, baseline [member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / T	671	651
Value of the biological Effect on profits	$ 29,783	$ 26,555
Profits before taxes	$ 3,228	$ 3,740
African Palm Plantation | Crude palm oil, 5 percent lower [member]
Disclosure Of Estimations of Fair Value [Line Items]
Reference price USD/ton | $ / T	638	618
Value of the biological Effect on profits	$ 26,779	$ 25,228
Profits before taxes	$ 224	$ 2,412